Bitwise Bitcoin Strategy Optimum Roll ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 38.4%
U.S. Treasury Bill, 4.92%, 10/31/2024
(a)(b)
(Cost $4,480,591) ........................................................... $ 4,500,000 $ 4,482,486
Shares
Money Market Funds – 71.4%
DWS Government Money Market Series Institutional, 4.88%
(c)
(Cost $8,333,013) ........................................................... 8,333,013 8,333,013
Total Investments – 109.8%
(Cost $12,813,604) .......................................................................... $ 12,815,499
Liabilities in Excess of Other Assets – (9.8)% ....................................................... (1,140,229)
Net Assets – 100.0% .......................................................................... $ 11,675,270
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $3,984,360 has been pledged as collateral for reverse repurchase agreements as of
September 30, 2024.
(c) Rate shown reflects the 7-day yield as of September 30, 2024.
At September 30, 2024, open Futures Contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
†
CME Bitcoin Futures .............................. 36 $ 11,474,100 10/25/24 $ 710,315
CME Micro Bitcoin Futures ......................... 28 178,486 10/25/24 10,703
Total unrealized appreciation $ 721,018
†
Cash in the amount of $2,033,035 has been pledged as collateral for open Futures Contracts as of September 30, 2024.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bill ................................................................................ 38.4%
Money Market Funds ............................................................................. 71.4%
Total Investments ................................................................................ 109.8%
Liabilities in Excess of Other Assets .................................................................. (9.8)%
Net Assets ..................................................................................... 100.0%
At September 30, 2024, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
StoneX 6.25% 9/27/2024 10/1/2024 $ 3,900,400 $ 3,900,400
$ 3,900,400 $ 3,900,400